Commitments and Contingencies (Details) In Millions, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended					6 Months Ended							6 Months Ended							6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2012 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Apr. 20, 2010 Four Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Jun. 30, 2012 Rated Bonds [Member] USD ($)	Jun. 30, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Jun. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Jun. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Jun. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Jun. 30, 2012 Ten Year Unsecured Notes [Member] USD ($)	Jun. 30, 2012 Thirty Year Unsecured Notes [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Jun. 30, 2012 Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Jun. 30, 2012 South Africa [Member] USD ($)	Jun. 30, 2012 Brazil [Member]	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] USD ($)	Jun. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Jun. 30, 2012 Ghana [Member] USD ($)	Jun. 30, 2012 Boddington Gold Mine [Member] USD ($)	Jun. 30, 2012 Tau Lekoa Gold Mine [Member] USD ($) Oz	Jun. 30, 2012 Tau Lekoa Gold Mine [Member]	Jun. 30, 2012 Kinross Gold Corporation [Member] USD ($)	Jun. 30, 2012 Kinross Gold Corporation [Member] BRL	Jun. 30, 2012 Kinross Gold Corporation [Member] Property Sales Tax Indemnity [Member] USD ($)	Jun. 30, 2012 Oro Group [Member] USD ($)	Jun. 30, 2012 Oro Group [Member] ZAR	Jun. 30, 2012 Anglo Gold Ashanti United States Of America [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Jun. 30, 2012 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Jun. 30, 2012 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 491
Authorized by the directors but not yet contracted for	3,754
Total Capital Expenditure Commitments	4,245
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	3,201
Financial Guarantees [Line Items]
Financial Guarantees Surety																															12	100
Financial Guarantees Reclamation Bonds																																	101
Financial Guarantees, Environmental Bonds																																					50
Financial Guarantees Environmental Guarantees																																		164	32	10
Gain Contingency [Line Items]
Contingent Assets, Maximum Indemnity Amount																												126	255
Equity Interest Acquired [Percentage]																												50.00%	50.00%
Contingent Assets, Indemnity																												(96)		(2)
Contingent Assets Royalty																									0	0
Royalties received in cash during the six months ended June 30, 2012	17	58																								3
Total royalties received to date																									56
Contingent Assets Rate Payable [Dollar Per Ounce]																									600
Contingent Assets Maximum Royalty Cap																									100
Contingent Assets Royalty On Further Production Receivable [Ounces]																										1.5	1.5
Contingent Assets Ounces Produced (Ounces)																										246,096	246,096
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																										180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																										3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																									forty five days
Hedging Guarantees [Line Items]
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution																	0
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]																		12.00%
Contingent Liabilities Gold Deliveries Sales Tax																170			105	65
Contingent Liabilities Other Tax Disputes															32	18					18	20	12
Contingent Liabilities Indirect Taxes																								18
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation	0
Guarantee Obligations [Line Items]
Guarantees Fair Value Disclosure				100			1,012	736		791	51
Line Of Credit Facility Maximum Borrowing Capacity					1,000	1,000						600
Line Of Credit Facility Revolving Credit Facility Period (Years)				four year		five year					four year	four year
Debt Instrument Face Amount	$ 1,000.0		$ 1,000.0						$ 732.5	$ 789.0			$ 700.0	$ 300.0
Debt Instrument Interest Rate Stated Percentage									3.50%	6.00%			5.375%	6.50%